Supplement to the
Fidelity® Variable Insurance Products Service Class Prospectus

The following information replaces the biographical information for J. Fergus Shiel in the "Fund Management" section on page 38.

John Porter is manager of VIP Dynamic Capital Appreciation Portfolio, which he has managed since April 2003. He also manages another Fidelity fund. Since joining Fidelity Investments in 1995, Mr. Porter has worked as a research analyst and manager.

VIPSC-03-01 April 30, 2003
1.483794.117

Supplement to the
Fidelity® Variable Insurance Products Initial Class
Prospectus

The following information replaces the biographical information for J. Fergus Shiel in the "Fund Management" section on page 39.

John Porter is manager of VIP Dynamic Capital Appreciation Portfolio, which he has managed since April 2003. He also manages another Fidelity fund. Since joining Fidelity Investments in 1995, Mr. Porter has worked as a research analyst and manager.

VIPIC-03-01 April 30, 2003
1.483793.120

Supplement to the
Fidelity® Variable Insurance Products Service Class 2 Prospectus

The following information replaces the biographical information for J. Fergus Shiel in the "Fund Management" section on page 39.

John Porter is manager of VIP Dynamic Capital Appreciation Portfolio, which he has managed since April 2003. He also manages another Fidelity fund. Since joining Fidelity Investments in 1995, Mr. Porter has worked as a research analyst and manager.

VIP2C-03-01 April 30, 2003
1.741913.112

Supplement to the
Fidelity® Variable Insurance Products Service Class Prospectus

The following information replaces the biographical information for J. Fergus Shiel in the "Fund Management" section on page 30.

John Porter is manager of VIP Dynamic Capital Appreciation Portfolio, which he has managed since April 2003. He also manages another Fidelity fund. Since joining Fidelity Investments in 1995, Mr. Porter has worked as a research analyst and manager.

VIPSNIM5-03-01 April 30, 2003
1.760097.106

Supplement to the
Fidelity® Variable Insurance Products Service Class 2 Prospectus

The following information replaces the biographical information for J. Fergus Shiel in the "Fund Management" section on page 30.

John Porter is manager of VIP Dynamic Capital Appreciation Portfolio, which he has managed since April 2003. He also manages another Fidelity fund. Since joining Fidelity Investments in 1995, Mr. Porter has worked as a research analyst and manager.

VIP2NIM5-03-01 April 30, 2003
1.760096.107

Supplement to the
Fidelity® Variable Insurance Products Dynamic Capital Appreciation
Portfolio Initial Class
Prospectus

The following information replaces the biographical information for J. Fergus Shiel in the "Fund Management" section on page 8.

John Porter is manager of VIP Dynamic Capital Appreciation Portfolio, which he has managed since April 2003. He also manages another Fidelity fund. Since joining Fidelity Investments in 1995, Mr. Porter has worked as a research analyst and manager.

VDCAI-03-01 April 30, 2003
1.776238.101

Supplement to the
Fidelity® Variable Insurance Products Dynamic Capital Appreciation
Portfolio Service Class Prospectus

The following information replaces the biographical information for J. Fergus Shiel in the "Fund Management" section on page 7.

John Porter is manager of VIP Dynamic Capital Appreciation Portfolio, which he has managed since April 2003. He also manages another Fidelity fund. Since joining Fidelity Investments in 1995, Mr. Porter has worked as a research analyst and manager.

VDCAS-03-01 April 30, 2003
1.776239.101

Supplement to the
Fidelity® Variable Insurance Products Dynamic Capital Appreciation Portfolio Service Class 2
Prospectus

The following information replaces the biographical information for J. Fergus Shiel in the "Fund Management" section on page 8.

John Porter is manager of VIP Dynamic Capital Appreciation Portfolio, which he has managed since April 2003. He also manages another Fidelity fund. Since joining Fidelity Investments in 1995, Mr. Porter has worked as a research analyst and manager.

VDCA2-03-01 April 30, 2003
1.776240.101